Document and Entity Information	Aug. 19, 2019
Cover [Abstract]
Entity Registrant Name	Ingredion Inc
Amendment Flag	false
Entity Central Index Key	0001046257
Document Type	8-K
Document Period End Date	Aug. 19, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13397
Entity Tax Identification Number	22-3514823
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	(708)
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false